Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss) income		$ (1,052,688)		$ (777,657)	$ (1,782,766)		$ (1,593,795)
Adjustments to reconcile net (loss) income to net cash from operations:
Depreciation and amortization		18,209		29,942	62,043		27,009
Loss on extinguishment of debt		175,575
Amortization of debt issuance costs and loan discount		127,753		91,905	203,975		146,038
Stock based compensation		57,192		75,433	228,200		244,814
Value of stock options issued to employees					433
Bad debt write-off of royalty receivable					64,385
Interest on note payable added to principal					127,658
Changes in operating assets and liabilities:
Accounts receivable		(166,834)		(116,065)	(86,813)		(71,923)
Royalties receivable				9,587	10,615		(19,367)
Prepaid expenses		50,113		127,337	219,512		(33,572)
Inventory		(57,122)		84,160	(118,891)		31,179
Deposits					4,014		(22,967)
Accounts payable		(112,011)		158,044	283,965		314,919
Accrued expenses		19,825		(1,036)	36,304		5,000
Payroll taxes payable							178,155
Billing in excess of earnings		(17,701)
Customer deposits		125,040		51,633	(29,267)		117,218
Net cash from operating activities		(832,649)		(435,037)	(776,633)		(677,292)
Cash flows from investing activities:
Purchases of property and equipment				(10,510)	(9,338)		(53,839)
Acquisition of intangible asset					(9,465)		(11,896)
Acquisition of Environmental Turf Services, net of cash acquired		(184,260)
Net cash from investing activities		(184,260)		(10,510)	(18,803)		(65,735)
Net cash provided by financing activities
Net proceeds from (payments on) line of credit				34,197
Proceeds from borrowings on notes payable		1,000,000		500,000
Repayment of notes payable		(125,000)
Payoff of bank line of credit					(19,227)
Related party payable							(40,311)
Proceeds from bank line of credit					54,226
Proceeds from sale of stock		213,825			116,250
Proceeds from short term financing					100,000
Proceeds from note payable					500,000		500,000
Debt issuance costs							(25,969)
Net cash from financing activities		1,088,825		534,197	751,249		433,720
Net change in cash		71,916		88,650	(44,187)		(309,307)
Cash at beginning of period	$ 6,829	6,829	$ 139,666	51,016	51,016		360,323
Cash at end of period		78,745	6,829	139,666	6,829	$ 139,666	51,016
Supplemental cash flow information:
Cash paid for interest		38,214		103,305	237,604		145,345
Non-cash investing and financing activities:
Distribution							100,000
Issuance of common shares for Asset Purchase							55,000
Issuance of common shares for vendor credits							300,000
Issuance value of common shares for loan fees				50,000	50,000
Interest expense added to loan principal balance		34,000
Principal and accrued interest settled with common stock		278,689
Patent acquired with shares of common stock		8,900
Payables settled with shares of common stock		126,087
Common stock issued to acquire Environmental Turf Services		146,000
Environmental Turf Services, LLC [Member]
Cash flows from operating activities:
Net (loss) income	(49,259)		(15,700)			(8,480)		$ (63,190)
Adjustments to reconcile net (loss) income to net cash from operations:
Depreciation and amortization	1,450		2,900			5,805		8,879
Changes in operating assets and liabilities:
Accounts receivable	(46,989)		95,122			(237,177)		47,500
Inventory	8,909		(18,909)			(12,787)		(11,724)
Accounts payable	205,615		36,539			104,604		20,297
Accrued expenses and other current liabilities	(1,878)		(12,512)			(1,194)		2,068
Billing in excess of earnings	(99,791)		(76,099)			166,318		11,292
Net cash from operating activities	18,057		11,341			17,089		15,112
Cash flows from investing activities:
Purchases of property and equipment	(1,831)		(15,619)			(1,113)
Net cash from investing activities	(1,831)		(15,619)			(1,113)
Net cash provided by financing activities
Proceeds from borrowings on notes payable						500		12,198
Repayment of notes payable	(500)					(12,198)		(35,000)
Net cash from financing activities	(500)					(11,698)		(22,908)
Net change in cash			(4,278)			4,278		(7,680)
Cash at beginning of period	14	$ 14	4,292			4,292
Cash at end of period	15,740		14	$ 4,292	$ 14	4,292		4,292
Supplemental cash flow information:
Cash paid for interest	900		1,800			3,550		2,600
Income taxes